Commitment and Contingent Liabilities (Details Textual)	1 Months Ended		12 Months Ended				24 Months Ended
	Jan. 31, 2015 USD ($) ft²	Jan. 31, 2015 ILS (₪) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 ILS (₪)	Oct. 31, 2015 USD ($)
Research and development grants received					$ 56,000		$ 162,017
Grants receivable			$ 185,000						$ 56,000
Royalty agreement, expected minimum equity proceeds to pay royaltues						$ 10,000,000
Term of contract	1 year	1 year
Future minimum payments			10,000
Other commitment, due in next twelve months			25,000
Other commitment, due in second year			50,000
Area of land | ft²	108	108
Operating leases, rent expense	$ 1,750	₪ 6,780	$ 1,800	₪ 7,000
Service fee percentage on grants received			10.00%					10.00%
Future minimum payments due, next twelve months			$ 24,000					₪ 84,000
Description of royalty payment
The Company is required to pay royalties to the OCS at a rate of 3% in the first three years and 3.5% starting from the fourth year, of the proceeds from the sale of the Company's products arising from the Development Plan up to an amount equal to $272,237,plus annual interest equal to 12-month LIBOR applicable to dollar deposit.

Liability for minimum royalties			135,000		85,000
Liability for minimum royalties - long-term			188,000
Liabilities			$ 323,000